Restatement of Previously Issued Financial Statements (Details) - Schedule of balance sheet and statement of operations - USD ($)			3 Months Ended			6 Months Ended	9 Months Ended
	Dec. 31, 2020		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Mar. 15, 2021	Dec. 29, 2020
Balance Sheet
Class A common stock, $0.0001 par value
Additional paid-in capital	24,137
Accumulated deficit	(1,940)		(26,882,387)				(26,882,387)
Total stockholders' equity (deficit)	$ 23,060		$ (26,881,524)	$ (28,267,261)	$ (34,664,222)	$ (28,267,261)	$ (26,881,524)		$ 0
Statement of Operations
Weighted average shares outstanding, Class A common stock subject to possible redemption (in Shares)	7,500,000	[1]	34,500,000				34,500,000
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.00		$ 0.03				$ 0.16
Weighted average shares outstanding, non-redeemable common stock (in Shares)			8,625,000				8,324,176
Basic and diluted net income (loss) per share (in Dollars per share)			$ 0.03				$ 0.16
As Previously Reported [Member]
Balance Sheet
Common Stock subject to possible redemption ($)				311,762,640	305,339,510	311,762,640		$ 305,234,320
Class A common stock, $0.0001 par value				333	397	333		398
Class B common stock, $0.0001 par value				863	863	863		863
Additional paid-in capital				0	6,099,534	0		6,204,723
Accumulated deficit				4,998,807	(1,100,788)	4,998,807		(1,205,975)
Total stockholders' equity (deficit)				$ 5,000,003	$ 5,000,006	$ 5,000,003		$ 5,000,009
Number of shares subject to redemption (in Shares)				31,176,264	30,533,951	31,176,264		30,523,432
Statement of Operations
Weighted average shares outstanding, Class A common stock subject to possible redemption (in Shares)				30,533,951	30,524,051	18,218,165
Basic and diluted net income (loss) per share (in Dollars per share)				$ 0.00		$ 0.00
Weighted average shares outstanding, non-redeemable common stock (in Shares)				21,216,049	9,376,013	16,138,879
Basic and diluted net income (loss) per share (in Dollars per share)				$ 0.16	$ (0.12)	$ 0.14
Adjustment [Member]
Balance Sheet
Common Stock subject to possible redemption ($)				$ 33,267,264	$ 39,664,228	$ 33,267,264		$ 39,765,680
Class A common stock, $0.0001 par value				(333)	(397)	(333)		(398)
Additional paid-in capital				0	(6,099,534)	0		(6,204,723)
Accumulated deficit				(33,266,932)	(33,564,297)	(33,266,932)		(33,560,559)
Total stockholders' equity (deficit)				$ (33,267,265)	$ (39,664,228)	$ (33,267,265)		$ (39,765,680)
Number of shares subject to redemption (in Shares)				3,323,736	3,966,049	3,323,736		3,976,568
Statement of Operations
Weighted average shares outstanding, Class A common stock subject to possible redemption (in Shares)				3,966,049	3,975,949	2,367,470
Basic and diluted net income (loss) per share (in Dollars per share)				$ 0.15	$ (0.03)	$ 0.18
Weighted average shares outstanding, non-redeemable common stock (in Shares)				(12,591,049)	(751,013)	(7,513,879)
Basic and diluted net income (loss) per share (in Dollars per share)				$ (0.01)	$ 0.09	$ 0.04
As Restated [Member]
Balance Sheet
Common Stock subject to possible redemption ($)				$ 345,029,904	$ 345,003,738	$ 345,029,904		$ 345,000,000
Class B common stock, $0.0001 par value				863	863	863		863
Accumulated deficit				(28,268,125)	(34,665,085)	(28,268,125)		(34,766,534)
Total stockholders' equity (deficit)				$ (28,267,262)	$ (34,664,222)	$ (28,267,262)		$ (34,765,671)
Number of shares subject to redemption (in Shares)				34,500,000	34,500,000	34,500,000		34,500,000
Statement of Operations
Weighted average shares outstanding, Class A common stock subject to possible redemption (in Shares)				34,500,000	34,500,000	20,585,635
Basic and diluted net income (loss) per share (in Dollars per share)				$ 0.15	$ (0.03)	$ 0.18
Weighted average shares outstanding, non-redeemable common stock (in Shares)				8,625,000	8,625,000	8,625,000
Basic and diluted net income (loss) per share (in Dollars per share)				$ 0.15	$ (0.03)	$ 0.18

[1]	Excludes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 7).